Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before provision for income tax expense									$ 11,032	$ 13,179	$ 11,696
Tax at statutory federal income tax rate									3,751	4,481	3,977
Tax-exempt income									(314)	(369)	(348)
State income tax, net of federal tax benefit									290	376	385
Other, net									23	92	28
Total income tax expense	$ 1,052	$ 1,003	$ 730	$ 965	$ 1,083	$ 1,377	$ 1,001	$ 1,119	$ 3,750	$ 4,580	$ 4,042
Tax at statutory federal income tax rate (in percent)									34.00%	34.00%	34.00%
Tax-exempt income (in percent)									(2.85%)	(2.80%)	(2.98%)
State income tax, net of federal tax benefit (in percent)									2.63%	2.85%	3.30%
Other, net (in percent)									0.21%	0.70%	0.24%
Provision for income tax expense (in percent)									33.99%	34.75%	34.56%